Equity reserves and dividends (Details Narrative) - ARS ($) $ / shares in Units, $ in Thousands											12 Months Ended
	Nov. 07, 2024	Jan. 02, 2024	Dec. 15, 2023	Dec. 02, 2023	Nov. 02, 2023	Sep. 15, 2023	Apr. 30, 2023	Apr. 28, 2023	Dec. 23, 2022	Jan. 01, 2018	Dec. 31, 2024	Dec. 31, 2023	Apr. 29, 2022
IfrsStatementLineItems [Line Items]
Unappropriated earnings (loss)													$ 9,689,443
Deallocate of voluntary reserve						$ 303,764,732			$ 29,588,620
Increase in legal reserve							$ 16,119,282
Dividend price per share	$ 39.47	$ 5.75	$ 11	$ 32.43	$ 29.72
Income tax rate										7.00%
Equity And Option [Member]
IfrsStatementLineItems [Line Items]
Increase in legal reserve								$ 6,455,993